OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response.........10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08850

ICAP Funds, Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)      (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: December 31 (MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund)

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2008 is filed herewith.

	MainStay ICAP Equity Fund
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.5%)	†
	Consumer Discretionary (7.7%)
	InterContinental Hotels Group PLC, ADR	(a)	396,489	$5,986,984
	Omnicom Group, Inc.		570,100	25,187,018
	Target Corp.		374,946	19,002,263
❖	Viacom, Inc. Class B	(b)	880,141	34,871,186
				85,047,451

	Consumer Staples (8.5%)
	CVS Caremark Corp.		594,000	24,062,940
	PepsiCo, Inc.		354,438	25,590,424
❖	Procter & Gamble Co. (The)		618,614	43,346,283
				92,999,647

	Energy (12.9%)
	Baker Hughes, Inc.		439,550	30,109,175
	ExxonMobil Corp.		363,462	30,741,616
	Occidental Petroleum Corp.		316,862	23,184,793
❖	Total S.A., Sponsored ADR	(a)	489,441	36,223,528
	XTO Energy, Inc.		340,022	21,033,761
				141,292,873

	Financials (20.7%)
	ACE, Ltd.		436,050	24,008,913
	Bank of America Corp.		614,378	23,291,070
❖	Bank of New York Mellon Corp. (The)		819,755	34,208,376
	Capital One Financial Corp.		431,545	21,240,645
	Goldman Sachs Group, Inc. (The)		95,400	15,778,206
	Host Hotels & Resorts, Inc.		1,013,007	16,127,071
❖	JPMorgan Chase & Co.		1,159,516	49,801,212
	Morgan Stanley		333,321	15,232,770
	Wells Fargo & Co.		933,483	27,164,355
				226,852,618

	Health Care (14.4%)
	Covidien, Ltd.		488,300	21,607,275
	Johnson & Johnson		469,000	30,424,030
❖	Merck & Co., Inc.		835,808	31,718,914
	Novartis A.G., ADR	(a)	475,021	24,335,326
	Schering-Plough Corp.		542,850	7,822,468
❖	Wyeth		1,006,250	42,021,000
				157,929,013

	Industrials (11.5%)
❖	General Electric Co.		1,251,514	46,318,533
	Honeywell International, Inc.		338,418	19,093,544
	Masco Corp.		910,827	18,061,699
	Norfolk Southern Corp.		199,763	10,851,126
	Siemens A.G., Sponsored ADR	(a) (c)	73,650	8,023,431
	Textron, Inc.		432,716	23,981,121
				126,329,454

	Information Technology (9.6%)
	Cisco Systems, Inc.	(b)	1,283,279	30,914,191
	Hewlett-Packard Co.		671,809	30,674,799
	Texas Instruments, Inc.		897,718	25,378,488
	Tyco Electronics, Ltd.		532,600	18,278,832
				105,246,310

	Materials (4.6%)
❖	E.I. du Pont de Nemours & Co.		871,921	40,771,026
	International Paper Co.		373,632	10,162,790
				50,933,816

	Telecommunication Services (7.6%)
❖	AT&T, Inc.		1,391,759	53,304,370
	Vodafone Group PLC, ADR	(a)	1,029,850	30,390,874
				83,695,244

	Total Common Stocks
	(Cost $1,024,159,710)			1,070,326,426

			Shares	Value
	Short-Term Investment (0.0%)	‡
	Investment Company (0.0%)	‡
	State Street Navigator Securities Lending Prime Portfolio	(d)	432,900	432,900

	Total Short-Term Investment
	(Cost $432,900)			432,900

	Total Investments
	(Cost $1,024,592,610)	(e)	97.5%	1,070,759,326

	Cash and Other Assets,
	Less Liabilities		2.5	27,352,439

	Net Assets		100.0%	$1,098,111,765

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $421,083; cash collateral of $432,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At March 31, 2008, cost is $1,026,018,839 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$115,091,612
	Gross unrealized depreciation		(70,351,125)
	Net unrealized appreciation		$44,740,487

	MainStay ICAP International Fund
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.0%)	†
	Consumer Discretionary (12.1%)
	British Sky Broadcasting Group PLC		2,344,800	$25,897,325
	Daimler A.G.	(a)	191,300	16,354,105
	InterContinental Hotels Group PLC		1,056,633	15,937,555
	Toyota Motor Corp., Sponsored ADR	(a) (b)	161,750	16,318,957
	WPP Group PLC		2,509,900	29,937,451
				104,445,393

	Consumer Staples (3.1%)
	China Mengniu Dairy Co., Ltd.		1,651,800	4,817,878
	InBev N.V.		109,700	9,653,548
	SABMiller PLC		540,000	11,831,689
				26,303,115

	Energy (6.6%)
	BP PLC, Sponsored ADR	(b)	233,550	14,164,808
	Saipem S.p.A.		358,950	14,529,991
	Total S.A., Sponsored ADR	(b)	376,950	27,898,070
				56,592,869

	Financials (21.2%)
❖	Allianz SE		210,550	41,710,281
	Aozora Bank, Ltd.	(a)	5,758,100	17,098,692
	Credit Suisse Group, Sponsored ADR	(a) (b)	420,950	21,417,936
❖	Julius Baer Holding A.G.		420,200	30,972,349
	Mitsui Fudosan Co., Ltd.		378,900	7,522,503
❖	Prudential PLC		2,813,900	37,165,557
	UniCredit S.p.A.		3,963,718	26,532,732
				182,420,050

	Health Care (13.8%)
	Chugai Pharmaceutical Co., Ltd.		1,204,200	13,614,902
	Merck KGaA	(a)	232,450	28,650,163
❖	Novartis A.G., ADR	(b)	795,100	40,732,973
❖	Roche Holdings A.G., Sponsored ADR	(b)	374,450	35,379,758
				118,377,796

	Industrials (14.5%)
	East Japan Railway Co.		2,581	21,465,179
	Jardine Matheson Holdings, Ltd.		283,200	8,943,456
	MAN A.G.		133,300	17,707,042
	Mitsubishi Corp.		193,400	5,840,028
	Siemens A.G.		202,300	21,925,514
	Singapore Airlines, Ltd.		591,900	6,708,300
	TNT N.V.		701,250	26,050,026
	Vallourec S.A.		67,050	16,277,352
				124,916,897

	Information Technology (1.9%)
	Canon, Inc., Sponsored ADR	(b)	353,400	16,387,158

	Materials (8.1%)
❖	Akzo Nobel N.V.		415,300	33,320,381
❖	Bayer A.G.		451,350	36,169,993
				69,490,374

	Telecommunication Services (7.1%)
	NTT DoCoMo, Inc.		15,794	23,925,502
	StarHub, Ltd.		2,124,916	4,693,047
❖	Vodafone Group PLC, ADR	(b)	1,100,150	32,465,427
				61,083,976

	Utilities (8.6%)
❖	EDP - Energias de Portugal S.A.		6,262,150	37,963,658
❖	Suez S.A.		543,550	35,672,446
				73,636,104

	Total Common Stocks
	(Cost $841,834,060)			833,653,732

			Shares	Value
	Short-Term Investment (9.5%)
	Investment Company (9.5%)
	State Street Navigator Securities Lending Prime Portfolio	(c)	81,588,844	81,588,844

	Total Short-Term Investment
	(Cost $81,588,844)			81,588,844

	Total Investments
	(Cost $923,422,904)	(d)	106.5%	915,242,576

	Liabilities in Excess of
	Cash and Other Assets		(6.5)	(56,183,565)

	Net Assets		100.0%	$859,059,011

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $78,066,625; cash collateral of $81,588,844 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	ADR - American Depositary Receipt.
(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	At March 31, 2008, cost is $924,094,726 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$37,620,971
	Gross unrealized depreciation		(46,473,121)
	Net unrealized depreciation		$(8,852,150)

ICAP International Equity Fund
Foreign Currency held at March 31, 2008:
	Currency	Cost	Value
Euro	€488,169	$772,069	$770,697
Japanese Yen	¥16,963,200	170,066	170,177
		$942,135	$940,874

	MainStay ICAP Select Equity Fund
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (96.7%)	†
	Consumer Discretionary (7.2%)
	InterContinental Hotels Group PLC, ADR	(a)	1,925,862	$29,080,516
	Target Corp.		1,044,350	52,927,658
	Viacom, Inc. Class B	(b)	1,570,500	62,223,210
				144,231,384

	Consumer Staples (8.3%)
	CVS Caremark Corp.		1,333,450	54,018,059
❖	Procter & Gamble Co. (The)		1,614,150	113,103,490
				167,121,549

	Energy (11.8%)
	Baker Hughes, Inc.		1,013,450	69,421,325
	Occidental Petroleum Corp.		769,632	56,313,973
	Total S.A., Sponsored ADR	(a)	886,300	65,595,063
	XTO Energy, Inc.		761,227	47,089,502
				238,419,863

	Financials (14.5%)
	ACE, Ltd.		923,450	50,845,157
	Capital One Financial Corp.	(c)	1,022,150	50,310,223
	Goldman Sachs Group, Inc. (The)		231,150	38,229,899
❖	JPMorgan Chase & Co.		2,091,900	89,847,105
	Wells Fargo & Co.		2,150,700	62,585,370
				291,817,754

	Health Care (16.7%)
❖	Johnson & Johnson		1,115,400	72,355,998
❖	Merck & Co., Inc.		1,945,600	73,835,520
❖	Novartis A.G., ADR	(a) (c)	1,513,800	77,551,974
	Schering-Plough Corp.		1,324,200	19,081,722
❖	Wyeth		2,219,700	92,694,672
				335,519,886

	Industrials (12.7%)
❖	General Electric Co.		3,133,251	115,961,620
	Masco Corp.	(c)	1,742,350	34,550,801
	Norfolk Southern Corp.		791,350	42,986,132
	Textron, Inc.		1,103,500	61,155,970
				254,654,523

	Information Technology (12.3%)
❖	Cisco Systems, Inc.	(b)	3,515,200	84,681,168
	Hewlett-Packard Co.		1,230,250	56,173,215
	Texas Instruments, Inc.		2,311,100	65,334,797
	Tyco Electronics, Ltd.		1,196,400	41,060,448
				247,249,628

	Materials (4.7%)
❖	E.I. du Pont de Nemours & Co.		2,045,600	95,652,256

	Telecommunication Services (8.5%)
❖	AT&T, Inc.		2,594,700	99,377,010
	Vodafone Group PLC, ADR	(a)	2,449,650	72,289,172
				171,666,182

	Total Common Stocks
	(Cost $2,021,351,663)			1,946,333,025

			Shares	Value
	Short-Term Investment (1.6%)
	Investment Company (1.6%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	32,436,000	32,436,000

	Total Short-Term Investment
	(Cost $32,436,000)			32,436,000

	Total Investments
	(Cost $2,053,787,663)	(e)	98.3%	1,978,769,025

	Cash and Other Assets,
	Less Liabilities		1.7	34,460,306

	Net Assets		100.0%	$2,013,229,331

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $31,777,362; cash collateral of $32,436,000 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At March 31, 2008, cost is $2,054,767,347 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$82,882,205
	Gross unrealized depreciation		(158,880,527)
	Net unrealized depreciation		$(75,998,322)

ICAP Funds, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) March 31, 2008

SECURITIES VALUATION.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Investments in money market funds are valued daily at their NAV.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At March 31, 2008, the Funds did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Funds principally trade, and the time at which the Funds’ NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Funds’ policies and procedures.

Recent Accounting Pronouncements.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Fund’s investments carried at value:

Asset Valuation Inputs
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

MainStay ICAP Equity Fund	$1,070,326,426	$432,900	$-	$1,070,759,326
MainStay ICAP International Fund	833,653,732	81,588,844	-	915,242,576
MainStay ICAP Select Equity Fund	1,946,333,025	32,436,000	-	1,978,769,025

The Funds did not hold other financial instruments as of March 31, 2008.

At March 31, 2008, the Funds did not hold any investments with significant unobservable inputs (Level 3).

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.

By:  /s/ Stephen P. Fisher
STEPHEN P. FISHER
President and Principal Executive Officer

Date:   May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Stephen P. Fisher
STEPHEN P. FISHER
President and Principal Executive Officer

Date:  May 28, 2008

By:  /s/ Jack R. Benintende
JACK R. BENINTENDE
Treasurer and Principal Financial and
Accounting Officer

Date:  May 28, 2008